Net Operating Revenue	12 Months Ended
Dec. 31, 2024
Net Operating Revenue [Abstract]
Net operating revenue
21	Net operating revenue

IFRS15 establishes a comprehensive framework to determine when and for how much revenue from contracts with customers should be recognized.

Revenue

a)	Sale of goods

Revenues from the sale of goods are recognized at their fair value when control over the products is transferred to the customer, the Company no longer has control or responsibility for the goods sold and the economic benefits generated for the Company are probable, which occurs substantially upon delivery of products to customers in stores, when the Company’s performance obligation is satisfied. Revenues are not recognized if their realization is uncertain.

b)	Revenue from services rendered

The revenues earned are stated on a net basis and recognized in the statement of operations when it is probable that economic benefits will flow to the Company, and their amounts can be reliably measured.

	For the year ended December 31,
	2024	2023	2022
Gross operating revenue
Goods	80,295	72,535	59,510
Services rendered and others	275	250	174
	80,570	72,785	59,684
(-) Revenue deductions
Returns and sales cancellation	(182)	(147)	(109)
Taxes	(6,569)	(6,135)	(5,055)
	(6,751)	(6,282)	(5,164)

Net operating revenue	73,819	66,503	54,520